Related Party Balance and Transactions (Details) - Schedule of Balances of Amount Due from Related Parties - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Due from related parties
Due from related parties		$ 400,022	$ 65,278
Bally [Member]
Due from related parties
Due from related parties		5,168	5,168
Zhuhai Investment [Member]
Due from related parties
Due from related parties			25,534
Mr. Xuanming Wang [Member]
Due from related parties
Due from related parties		20,102	26,664
Mr. Haiwei Zuo [Member]
Due from related parties
Due from related parties			7,912
Mr. Wenwu Zhang [Member]
Due from related parties
Due from related parties	[1]	337,420
Shidong (Suzhou) Investment Co., Ltd.[Member]
Due from related parties
Due from related parties		$ 37,332

[1]	The balance as of December 31, 2022 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe. See Note 7.